Leases	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases

(9) Leases

Our operating leases primarily consist of leases of office, factories buildings and factory equipment. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of operating lease right-of-use assets, net, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

We adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on July 1, 2019 using the modified retrospective method of adoption. We elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated. We used the incremental borrowing rate of 4.25% as the discount rate, based on the information available at commencement date in determining the present value of lease payments. In addition, adoption of the new standard resulted in the recording of right of use assets and associated lease liabilities of approximately US$3,733,913 and US$31,890, respectively, as of July 1, 2019.

Supplemental balance sheet information related to leases was as follows:

	As of June 30,
	2023	2022
	$	$
Operating lease:
Operating lease right-of-use assets	3,076,855	4,076,816

Current operating lease obligation	157,489	772,534
Non-current operating lease obligation	37,992	146,927
Total operating lease obligation	195,481	919,461

Operating lease expenses for the years ended June 30, 2023, 2022 and 2021 were US$790,417, US$814,377 and US$487,298, respectively.

The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of June 30, 2023:

As of June 30, 2023
$
Year ending June 30, 2024	160,979
Year ending June 30, 2025	26,038
Year ending June 30, 2026	13,397
Total undiscounted lease obligations	200,414
Less: imputed interest	(4,933)
Lease liabilities recognized in the consolidated balance sheet	195,481

The lease obligations will end between 31 August 2023 and 25 April 2054. The weighted-average discount rate used to determine the operating lease liabilities as of June 30, 2023 was 4.75%.